J.P. Morgan Institutional Funds
Supplement effective May 22, 2000, to the following Prospectus:

J.P. Morgan Institutional Bond Fund - Ultra, dated March 1, 2000

The address of the Shareholder Servicing Agent shown under the heading "Your Investment" is changed. The new address is:

                            Morgan Christiana Center
                       J.P. Morgan Funds Services - 2/OPS3
                           500 Stanton Christiana Road
                                Newark, DE 19713
                                 1-800-766-7722